Document and Entity Information	12 Months Ended
Jan. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	Transparent Value Trust
Central Index Key	0001465886
Amendment Flag	false
Document Creation Date	Jul 27, 2012
Document Effective Date	Jul 27, 2012
Prospectus Date	Jan 28, 2012

TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund, each a series of Transparent Value Trust.

SUPPLEMENT DATED JULY 27, 2012

TO THE PROSPECTUS DATED JANUARY 28, 2012

Changes to Principal Risks:

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund as contained in the section titled “Principal Risks” on pages 11 and 12 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

The following principal risk shall be deleted as a principal risk of the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund as contained in the section titled “Principal Risks” on page 25 of the Prospectus:

Financial Sector Risk – As of December 31, 2011, the Index was concentrated in the financial sector.  A fund that concentrates in the financial sector may be subject to greater risks than a portfolio without such a concentration.  Such a fund will be particularly subject to the risks associated with regulatory developments in, or related to, the financial sector.  The financial sector consists of comparatively narrow segments of the economy and, therefore, a fund that concentrates its investments in this sector may experience greater volatility than funds investing in a broader range of sectors. In addition, companies in the financial sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the financial sector.  The value of a fund’s shares is particularly vulnerable to factors affecting the financial sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition.

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund as contained in the section titled “Principal Risks” on pages 24 and 25 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund as contained in the section titled “Principal Risks” on pages 30 and 31 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transparent Value Trust
Prospectus Date	rr_ProspectusDate	Jan 28, 2012
Supplement [Text Block]	tvt3_SupplementTextBlock

TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund, each a series of Transparent Value Trust.

SUPPLEMENT DATED JULY 27, 2012

TO THE PROSPECTUS DATED JANUARY 28, 2012

Changes to Principal Risks:

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund as contained in the section titled “Principal Risks” on pages 11 and 12 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

The following principal risk shall be deleted as a principal risk of the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund as contained in the section titled “Principal Risks” on page 25 of the Prospectus:

Financial Sector Risk – As of December 31, 2011, the Index was concentrated in the financial sector.  A fund that concentrates in the financial sector may be subject to greater risks than a portfolio without such a concentration.  Such a fund will be particularly subject to the risks associated with regulatory developments in, or related to, the financial sector.  The financial sector consists of comparatively narrow segments of the economy and, therefore, a fund that concentrates its investments in this sector may experience greater volatility than funds investing in a broader range of sectors. In addition, companies in the financial sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the financial sector.  The value of a fund’s shares is particularly vulnerable to factors affecting the financial sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition.

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund as contained in the section titled “Principal Risks” on pages 24 and 25 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund as contained in the section titled “Principal Risks” on pages 30 and 31 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Transparent Value Dow Jones RBP U.S. Large-Cap Core Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tvt3_SupplementTextBlock

TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund, each a series of Transparent Value Trust.

SUPPLEMENT DATED JULY 27, 2012

TO THE PROSPECTUS DATED JANUARY 28, 2012

Changes to Principal Risks:

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund as contained in the section titled “Principal Risks” on pages 11 and 12 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Transparent Value Dow Jones RBP U.S. Dividend Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tvt3_SupplementTextBlock

TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund, each a series of Transparent Value Trust.

SUPPLEMENT DATED JULY 27, 2012

TO THE PROSPECTUS DATED JANUARY 28, 2012

Changes to Principal Risks:

The following principal risk shall be deleted as a principal risk of the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund as contained in the section titled “Principal Risks” on page 25 of the Prospectus:

Financial Sector Risk – As of December 31, 2011, the Index was concentrated in the financial sector.  A fund that concentrates in the financial sector may be subject to greater risks than a portfolio without such a concentration.  Such a fund will be particularly subject to the risks associated with regulatory developments in, or related to, the financial sector.  The financial sector consists of comparatively narrow segments of the economy and, therefore, a fund that concentrates its investments in this sector may experience greater volatility than funds investing in a broader range of sectors. In addition, companies in the financial sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the financial sector.  The value of a fund’s shares is particularly vulnerable to factors affecting the financial sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition.

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund as contained in the section titled “Principal Risks” on pages 24 and 25 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Transparent Value Dow Jones RBP U.S. Large-Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tvt3_SupplementTextBlock

TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund, each a series of Transparent Value Trust.

SUPPLEMENT DATED JULY 27, 2012

TO THE PROSPECTUS DATED JANUARY 28, 2012

Changes to Principal Risks:

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund as contained in the section titled “Principal Risks” on pages 30 and 31 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transparent Value Trust
Prospectus Date	rr_ProspectusDate	Jan 28, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012